ACCOUNTS RECEIVABLE	12 Months Ended
Sep. 30, 2013
Accounts Receivable
NOTE 3. ACCOUNTS RECEIVABLE

	2013	2012	2011
Trade Accounts Receivable	$1,741	$48,847	$43,470
Other Accounts Receivable	160,798	1,574,654	1,271
	$162,539	$1,623,501	$44,741

The Company carries accounts receivable at the amounts it deems to be collectible. Accordingly, the Company provides allowances for accounts receivable it deems to be uncollectible based on management’s best estimates. Recoveries are recognized in the period they are received. The ultimate amount of accounts receivable that becomes uncollectible could differ from those estimated. No reserve for bad debts was established as at September 30, 2013, 2012 and 2011 as all amounts were deemed collectible.